Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events

28. Subsequent Events

In June 2020, the Company has entered into a share purchase agreement with Qudian Inc. ("Qudian"), a leading technology platform empowering the enhancement of online consumer credit experience in China, pursuant to which Qudian has agreed to purchase a total of up to 10,204,082 newly issued Class A ordinary shares of the Company for an aggregate purchase price of up to USD100,000. Qudian is listed in New York Stock Exchange under the symbol of "QD". The transaction is subject to customary closing conditions and is expected to be consummated in two separate closing. Qudian has agreed not to sell, transfer or dispose of any shares acquired in the transaction for twelve months after the first closing, subject to certain limited exceptions. On June 4, 2020, Qudian paid USD50,000 in cash to the Company and the Company issued 5,102,041 Class A ordinary shares to Qudian.

On April 30, 2020, the Company announced that its Board of Directors has approved a share repurchase program whereby the Company is authorized to repurchase its own Class A ordinary shares in the form of American Depositary Shares with an aggregate value of up to US$20 million during the next twelve-month period, starting from April 30, 2020.

From late January 2020, the COVID-19 was rapidly evolving in China and globally. Since then, the business and transportation disruptions in China have caused adverse impacts to the Group's operations and led to incremental costs, in particular, relating to the Group's retail business. Consequently, the COVID-19 outbreak will likely adversely affect the Group's business operations and its financial condition and operation results for the first quarter of 2020, including but not limited to material negative impact to the Group's total revenues and results of operations. However, given the uncertainty around the extent and timing of the potential future spread or mitigation of the COVID-19 and around the imposition or relaxation of protective measures, the Group cannot reasonably estimate the impact to its future results of operations, cash flows, or financial condition for the remainder of fiscal year 2020.